CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
ASSETS
Cash and cash equivalents		¥ 122,149	$ 17,546	¥ 41,441
Restricted cash		0		41,500
Amounts due from related parties		130,722	18,777
Accounts receivable (net of allowance for uncollectible receivables of RMB 28,014 and RMB 60,679 as of December 31, 2018 and 2019, respectively)		139,164	19,990	336,849
Contract assets (net of allowance for uncollectible contract assets of RMB 39,801 and nil as of December 31, 2018 and 2019, respectively)				203,080
Assets from the investor assurance program, net				5,525
Short-term investment		69,618	10,000
Prepaid expenses and other current assets		91,002	13,072	88,234
Deferred tax assets		68,292	9,810	56,027
Property and equipment		39,084	5,614	29,011
Right-of-use assets		37,215	5,346
Long-term investment		3,826	550
Other long-term assets				212
TOTAL ASSETS		701,072	100,705	801,879
Liabilities including amounts of the consolidated VIEs without recourse to the Parent Company (Note 2(b)):
Payroll and welfare payables		48,524	6,970	110,562
Amounts due to related parties		872	125	84,509
Liabilities from the investor assurance program				1,547,072
Refund liabilities		180,104	25,870	84,498
Other guarantee liabilities				4,060
Tax payables		179,421	25,772	422,177
Accrued expenses and other current liabilities		158,705	22,800	201,007
Other payable related to the disposal of Shanghai Caiyin		839,830	120,634
Lease liabilities		35,215	5,058
TOTAL LIABILITIES		1,442,671	207,229	2,453,885
Commitments and Contingencies (Note 14)
SHAREHOLDERS' DEFICIT
Additional paid-in capital		777,408	111,668	395,472
Accumulated deficit		(1,519,731)	(218,296)	(2,047,478)
Other comprehensive income		469	67
Total Jiayin Group shareholder's deficit		(741,854)	(106,561)	(1,652,006)
Noncontrolling interests		255	37
TOTAL SHAREHOLDERS' DEFICIT		(741,599)	(106,524)	(1,652,006)
TOTAL LIABILITIES AND DEFICIT		701,072	100,705	801,879
Class A Ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares	[1]	0	0	0
TOTAL SHAREHOLDERS' DEFICIT		0		0
Class B Ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares		0	$ 0	¥ 0
TOTAL SHAREHOLDERS' DEFICIT		¥ 0

[1]	The total shares authorized for both Class A and Class B are 10,000,000,000,000